Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographic Information (Details) [Line Items]
Percentage of revenues from major customers	10.00%	10.00%	10.00%
United States [Member]
Geographic Information (Details) [Line Items]
Revenues (in Dollars)	$ 186,909	$ 186,687	$ 163,089
Other Customer [Member]
Geographic Information (Details) [Line Items]
Percentage of revenues from major customers	10.00%	10.00%	10.00%